Pension Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pension Plans

25. Pension Plans

The Company has a qualified 401(k) defined contribution plan that allows eligible employees of the Company to participate in the plan, subject to limitations. The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan. The Company contributions to the plan were $2,125 and $1,808 for the years ended December 31, 2023 and 2022, respectively.